CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	6 Months Ended
	Mar. 31, 2021 CNY (¥) ¥ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2020 CNY (¥) ¥ / shares shares
Net revenues:
Rental service	¥ 541,671	$ 82,675	¥ 555,706
Value-added services and others	73,538	11,224	71,395
Total net revenues	615,209	93,899	627,101
Operating costs and expenses:
Operating cost	(684,205)	(104,431)	(682,225)
Selling and marketing expenses	(12,503)	(1,908)	(40,450)
General and administrative expenses	(46,243)	(7,058)	(65,089)
Research and development expenses	(4,765)	(727)	(15,412)
Pre-operation expenses			(12,725)
Impairment loss on long-lived assets	(42,584)	(6,500)	(250,048)
Other expense, net	(26,426)	(4,033)	(13,870)
Total operating costs and expenses	(816,726)	(124,657)	(1,079,819)
Loss from operations	(201,517)	(30,758)	(452,718)
Interest expense, net	(64,287)	(9,812)	(61,518)
Debt extinguishment cost	(41,964)	(6,405)
Foreign exchange loss, net	(192)	(29)	(4)
Fair value change of contingent earn-out liabilities			97,417
Loss before income taxes	(307,960)	(47,004)	(416,823)
Income tax expense	(25)	(4)	(26)
Net loss	(307,985)	(47,008)	(416,849)
Less: net loss attributable to noncontrolling interests	(11)	(2)	(26)
Net loss attributable to Q&K International Group Limited ordinary shareholders	¥ (307,974)	$ (47,006)	¥ (416,823)
Net loss per share attributable to ordinary shareholders of Q&K International Group Limited—Basic and diluted | (per share)	¥ (0.23)	$ (0.03)	¥ (0.34)
Weighted average number of ordinary shares used in computing net loss per share—Basic and diluted | shares	1,352,152,052	1,352,152,052	1,226,807,606
Net loss	¥ (307,985)	$ (47,008)	¥ (416,849)
Other comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustments	13,500	2,061	(1,464)
Comprehensive loss	(294,485)	(44,947)	(418,313)
Less: comprehensive loss attributable to noncontrolling interests	(11)	(2)	(26)
Net loss attributable to Q&K International Group Limited ordinary shareholders	¥ (294,474)	$ (44,945)	¥ (418,287)